Rule 497(e)
File Nos. 333-145333
and 811-22105

Individual Retirement Bonus VUL - Prospectus

A Flexible Premium Variable Universal Life Insurance Policy
offered by Great-West Life & Annuity Insurance Company
in connection with its COLI VUL-4 Series Account

Supplement dated June 10, 2015 to the
May 1, 2013 Prospectus

Please note the following change to your Prospectus.

Effective immediately, the names of the following Portfolios in the Prospectus have changed:

Old Name	New Name

AllianceBernstein VPS Growth Portfolio	AB VPS Growth Portfolio
AllianceBernstein VPS Growth & Income Portfolio	AB VPS Growth & Income Portfolio
AllianceBernstein VPS International Value Portfolio	AB VPS International Value Portfolio
AllianceBernstein VPS International Growth Portfolio	AB VPS International Growth Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio	AB VPS Small/Mid Cap Value Portfolio

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2013. Please keep this Supplement for future reference.